Tax Payable (Tables)	12 Months Ended
Jun. 30, 2025
Income tax disclosure [Abstract]
Schedule of tax payable	tax payable consisted of the following
	2025	2024
Corporate tax payable	$870,790	$858,376
VAT payable	29,423	958,995
Other tax payable (receivable)	(113,361)	(10,451)
	786,852	1,806,920